Stock-Based Compensation (Detail 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses
General and administrative	$ 130,358	$ 472,274	$ 1,147,374	$ 2,873,396